EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Equity		$ 166,636	$ 166,194	$ 161,645
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Equity		10,775	10,839	10,780
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Equity		233	148	130
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Equity		16,210	16,665	16,248
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Equity		5,395	5,470	5,767
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Equity		9,870	10,674
Common equity | Common shares
Disclosure of classes of share capital [line items]
Equity	$ 42,483	42,483	43,796	42,493
Common equity | Common shares | The Corporation
Disclosure of classes of share capital [line items]
Equity		42,483	43,796
Preferred equity | Common shares
Disclosure of classes of share capital [line items]
Equity				4,103
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity		4,088	4,090
Preferred equity | Preferred shares | The Corporation
Disclosure of classes of share capital [line items]
Equity		4,088
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity		$ 120,065	$ 118,308	$ 115,049